UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (9.3%)
Target Corp.	1,178,300	57,937
TJX Cos. Inc.	1,085,300	45,528
Starbucks Corp.	1,742,000	42,331
Time Warner Inc.	1,258,000	36,369
* Ford Motor Co.	3,238,100	32,640
Wyndham Worldwide Corp.	1,538,300	30,981
Mattel Inc.	1,316,100	27,849
News Corp. Class A	1,967,200	23,528
Gap Inc.	1,207,200	23,492
Gannett Co. Inc.	1,359,300	18,296
Johnson Controls Inc.	520,500	13,986
Tiffany & Co.	298,000	11,297
VF Corp.	72,400	5,153
		369,387
Consumer Staples (11.2%)
Procter & Gamble Co.	1,552,200	93,101
Philip Morris International Inc.	1,141,200	52,313
Walgreen Co.	1,669,300	44,570
Wal-Mart Stores Inc.	785,200	37,745
Hormel Foods Corp.	856,500	34,671
Kimberly-Clark Corp.	474,400	28,763
Coca-Cola Co.	558,800	28,007
Dr Pepper Snapple Group Inc.	687,700	25,713
Estee Lauder Cos. Inc. Class A	363,000	20,230
Tyson Foods Inc. Class A	1,035,600	16,973
Costco Wholesale Corp.	273,200	14,980
ConAgra Foods Inc.	601,800	14,034
Coca-Cola Enterprises Inc.	498,200	12,883
PepsiCo Inc.	181,800	11,081
Safeway Inc.	506,200	9,952
		445,016
Energy (10.4%)
Exxon Mobil Corp.	2,188,036	124,871
Chevron Corp.	1,498,000	101,654
Apache Corp.	579,400	48,780
Williams Cos. Inc.	2,051,900	37,509
ConocoPhillips	604,700	29,685
National Oilwell Varco Inc.	547,200	18,096
Peabody Energy Corp.	417,600	16,341
Pioneer Natural Resources Co.	242,900	14,440
Schlumberger Ltd.	241,800	13,381
Chesapeake Energy Corp.	501,400	10,504
		415,261
Financials (15.3%)
JPMorgan Chase & Co.	2,591,400	94,871
Goldman Sachs Group Inc.	381,200	50,040
Prudential Financial Inc.	904,800	48,552
Travelers Cos. Inc.	924,100	45,512

Fifth Third Bancorp	3,516,400	43,216
Bank of America Corp.	2,738,699	39,355
Wells Fargo & Co.	1,192,200	30,520
Franklin Resources Inc.	349,800	30,149
Aflac Inc.	636,100	27,142
Loews Corp.	748,300	24,926
American Express Co.	558,000	22,153
Unum Group	923,500	20,040
* First Horizon National Corp.	1,715,440	19,642
Hudson City Bancorp Inc.	1,094,500	13,397
* Berkshire Hathaway Inc. Class B	145,800	11,619
State Street Corp.	338,900	11,462
Northern Trust Corp.	239,200	11,171
Chubb Corp.	199,100	9,957
XL Capital Ltd. Class A	613,600	9,824
Ameriprise Financial Inc.	230,800	8,339
Moody's Corp.	412,400	8,215
Public Storage	71,200	6,259
* Citigroup Inc.	1,627,600	6,120
Principal Financial Group Inc.	260,000	6,094
HCP Inc.	186,800	6,024
T Rowe Price Group Inc.	129,000	5,726
		610,325
Health Care (13.5%)
Johnson & Johnson	2,002,000	118,238
* Amgen Inc.	1,209,200	63,604
Bristol-Myers Squibb Co.	2,388,692	59,574
Abbott Laboratories	892,200	41,737
Allergan Inc.	703,400	40,980
Cardinal Health Inc.	1,150,700	38,675
UnitedHealth Group Inc.	1,189,300	33,776
Eli Lilly & Co.	1,005,700	33,691
* Zimmer Holdings Inc.	592,800	32,041
* Humana Inc.	510,700	23,324
CIGNA Corp.	426,100	13,235
* Gilead Sciences Inc.	385,600	13,218
Pfizer Inc.	572,121	8,158
* Varian Medical Systems Inc.	128,900	6,739
Becton Dickinson and Co.	77,100	5,213
* King Pharmaceuticals Inc.	523,400	3,973
		536,176
Industrials (10.5%)
3M Co.	789,000	62,323
United Parcel Service Inc. Class B	922,400	52,475
General Electric Co.	3,040,100	43,838
Raytheon Co.	899,600	43,532
Caterpillar Inc.	660,100	39,652
Deere & Co.	660,800	36,793
L-3 Communications Holdings Inc.	412,200	29,200
Illinois Tool Works Inc.	576,200	23,786
United Technologies Corp.	351,900	22,842
Southwest Airlines Co.	1,774,500	19,715
ITT Corp.	425,300	19,105
WW Grainger Inc.	150,900	15,007
Textron Inc.	355,400	6,031
General Dynamics Corp.	94,200	5,516
		419,815

Information Technology (19.2%)
International Business Machines Corp.	851,100	105,094
Microsoft Corp.	4,533,700	104,320
* Apple Inc.	306,700	77,144
* Google Inc. Class A	129,140	57,461
Computer Sciences Corp.	1,100,100	49,779
Intel Corp.	2,338,200	45,478
QUALCOMM Inc.	1,309,400	43,001
Corning Inc.	2,625,400	42,400
Oracle Corp.	1,728,000	37,083
* SanDisk Corp.	773,300	32,533
* Micron Technology Inc.	3,700,400	31,416
* Western Digital Corp.	932,200	28,115
* Intuit Inc.	579,200	20,139
* Cisco Systems Inc.	790,000	16,835
Mastercard Inc. Class A	76,100	15,184
* Dell Inc.	1,242,900	14,989
CA Inc.	744,600	13,701
Harris Corp.	241,100	10,042
Hewlett-Packard Co.	227,300	9,838
Visa Inc. Class A	71,500	5,059
Microchip Technology Inc.	157,600	4,372
		763,983
Materials (2.6%)
Freeport-McMoRan Copper & Gold Inc.	641,300	37,920
International Paper Co.	1,380,500	31,241
EI du Pont de Nemours & Co.	467,000	16,153
* Titanium Metals Corp.	428,000	7,528
Sealed Air Corp.	263,800	5,202
Eastman Chemical Co.	83,500	4,456
		102,500
Telecommunication Services (3.4%)
AT&T Inc.	4,168,300	100,831
Verizon Communications Inc.	1,279,300	35,846
		136,677
Utilities (3.7%)
Constellation Energy Group Inc.	1,573,200	50,736
DTE Energy Co.	717,800	32,739
PPL Corp.	692,100	17,268
American Electric Power Co. Inc.	483,200	15,607
Integrys Energy Group Inc.	345,900	15,130
Nicor Inc.	180,900	7,326
Oneok Inc.	162,400	7,024
		145,830
Total Common Stocks (Cost $3,982,113)		3,944,970

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.3%)[1]
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund (Cost $51,770)
	0.286%	51,769,784	51,770

Total Investments (100.4%) (Cost $4,033,883)			3,996,740
Other Assets and Liabilities-Net (-0.4%)[3]			(17,820)
Net Assets (100%)			3,978,920
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 101.0% and -0.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Cash of $5,400,000 has been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	Sept 2010	288	73,915	(1,530)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies

Growth and Income Fund

used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

D. At June 30, 2010, the cost of investment securities for tax purposes was $4,033,883,000. Net unrealized depreciation of investment securities for tax purposes was $37,143,000, consisting of unrealized gains of $283,755,000 on securities that had risen in value since their purchase and $320,898,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (10.2%)
Time Warner Inc.	173,000	5,001
McDonald's Corp.	74,397	4,901
* Ford Motor Co.	446,206	4,498
Starbucks Corp.	174,100	4,231
TJX Cos. Inc.	99,616	4,179
Comcast Corp. Class A	226,785	3,939
Time Warner Cable Inc.	73,200	3,812
Gap Inc.	182,022	3,542
Ltd Brands Inc.	145,193	3,204
Macy's Inc.	162,100	2,902
Wyndham Worldwide Corp.	140,040	2,820
Gannett Co. Inc.	204,700	2,755
Comcast Corp.	111,200	1,827
McGraw-Hill Cos. Inc.	62,200	1,750
* Big Lots Inc.	51,400	1,649
* DIRECTV Class A	44,400	1,506
Ross Stores Inc.	27,800	1,482
DR Horton Inc.	141,600	1,392
Target Corp.	23,800	1,170
* Harman International Industries Inc.	31,300	936
Darden Restaurants Inc.	20,200	785
Walt Disney Co.	23,229	732
Whirlpool Corp.	8,258	725
Nordstrom Inc.	11,300	364
Mattel Inc.	8,600	182
Home Depot Inc.	6,000	168
Leggett & Platt Inc.	8,200	165
* New York Times Co. Class A	6,400	55
		60,672
Consumer Staples (12.1%)
Procter & Gamble Co.	234,794	14,083
Wal-Mart Stores Inc.	194,596	9,354
Philip Morris International Inc.	169,736	7,781
Costco Wholesale Corp.	82,700	4,534
Coca-Cola Co.	80,240	4,022
Sara Lee Corp.	276,000	3,892
Coca-Cola Enterprises Inc.	141,500	3,659
Hershey Co.	74,341	3,563
Estee Lauder Cos. Inc. Class A	59,800	3,333
PepsiCo Inc.	49,592	3,023
ConAgra Foods Inc.	121,438	2,832
Dr Pepper Snapple Group Inc.	70,800	2,647
Tyson Foods Inc. Class A	130,400	2,137
Mead Johnson Nutrition Co.	38,300	1,919
Campbell Soup Co.	49,258	1,765
SUPERVALU Inc.	140,700	1,525
Lorillard Inc.	12,600	907
Kimberly-Clark Corp.	6,844	415

* Whole Foods Market Inc.	10,600	382
Walgreen Co.	6,200	165
Colgate-Palmolive Co.	1,700	134
		72,072
Energy (10.2%)
Exxon Mobil Corp.	323,139	18,442
Chevron Corp.	172,156	11,683
ConocoPhillips	153,759	7,548
Apache Corp.	53,746	4,525
Anadarko Petroleum Corp.	113,492	4,096
Peabody Energy Corp.	85,602	3,350
National Oilwell Varco Inc.	94,354	3,120
Occidental Petroleum Corp.	39,951	3,082
* FMC Technologies Inc.	41,500	2,185
Schlumberger Ltd.	21,855	1,209
El Paso Corp.	64,050	712
Massey Energy Co.	7,215	197
Williams Cos. Inc.	10,300	188
Devon Energy Corp.	2,900	177
		60,514
Financials (16.7%)
JPMorgan Chase & Co.	333,779	12,220
Wells Fargo & Co.	315,535	8,078
Goldman Sachs Group Inc.	55,598	7,298
American Express Co.	153,085	6,078
Bank of America Corp.	418,553	6,015
* Citigroup Inc.	1,331,856	5,008
Travelers Cos. Inc.	92,968	4,579
PNC Financial Services Group Inc.	79,500	4,492
MetLife Inc.	113,400	4,282
Chubb Corp.	84,443	4,223
Capital One Financial Corp.	103,100	4,155
US Bancorp	180,024	4,024
* Berkshire Hathaway Inc. Class B	50,005	3,985
Vornado Realty Trust	49,900	3,640
Franklin Resources Inc.	38,826	3,346
Unum Group	144,713	3,140
Aflac Inc.	64,794	2,765
Ameriprise Financial Inc.	76,200	2,753
M&T Bank Corp.	31,800	2,701
Prudential Financial Inc.	30,700	1,647
* Berkshire Hathaway Inc. Class A	11	1,320
Simon Property Group Inc.	14,117	1,140
Ventas Inc.	14,104	662
Hudson City Bancorp Inc.	50,601	619
* SLM Corp.	49,000	509
Progressive Corp.	16,400	307
Fifth Third Bancorp	4,900	60
		99,046
Health Care (12.7%)
Johnson & Johnson	205,746	12,151
Merck & Co. Inc.	207,794	7,267
* Amgen Inc.	117,013	6,155
UnitedHealth Group Inc.	184,374	5,236
Eli Lilly & Co.	155,587	5,212
McKesson Corp.	65,600	4,406
* Medco Health Solutions Inc.	79,966	4,405

Bristol-Myers Squibb Co.	176,400	4,399
Pfizer Inc.	292,619	4,173
AmerisourceBergen Corp. Class A	125,598	3,988
* WellPoint Inc.	80,484	3,938
CIGNA Corp.	115,100	3,575
* Mylan Inc.	181,000	3,084
* Cephalon Inc.	53,205	3,019
Abbott Laboratories	30,468	1,425
Aetna Inc.	31,600	834
* Forest Laboratories Inc.	22,100	606
* Waters Corp.	6,800	440
* Millipore Corp.	3,500	373
* Hospira Inc.	6,000	345
* Life Technologies Corp.	6,400	302
* Tenet Healthcare Corp.	20,500	89
		75,422
Industrials (10.1%)
General Electric Co.	499,722	7,206
3M Co.	84,213	6,652
United Parcel Service Inc. Class B	108,721	6,185
Boeing Co.	89,500	5,616
Raytheon Co.	80,727	3,906
FedEx Corp.	55,600	3,898
Cummins Inc.	57,800	3,765
Northrop Grumman Corp.	67,916	3,697
United Technologies Corp.	53,536	3,475
CSX Corp.	55,618	2,760
Rockwell Automation Inc.	53,400	2,621
Caterpillar Inc.	35,000	2,103
Honeywell International Inc.	53,783	2,099
L-3 Communications Holdings Inc.	19,487	1,381
RR Donnelley & Sons Co.	63,700	1,043
Parker Hannifin Corp.	16,800	932
Pitney Bowes Inc.	37,600	826
Waste Management Inc.	17,630	552
Southwest Airlines Co.	37,200	413
Avery Dennison Corp.	10,900	350
Norfolk Southern Corp.	4,400	233
		59,713
Information Technology (18.3%)
* Apple Inc.	69,542	17,492
Microsoft Corp.	612,941	14,104
International Business Machines Corp.	106,840	13,193
* Google Inc. Class A	21,555	9,591
Hewlett-Packard Co.	215,900	9,344
Intel Corp.	411,853	8,011
* Cisco Systems Inc.	220,115	4,691
* Motorola Inc.	597,600	3,896
* Intuit Inc.	105,100	3,654
* Symantec Corp.	234,007	3,248
Computer Sciences Corp.	67,698	3,063
Visa Inc. Class A	42,200	2,986
* Western Digital Corp.	95,900	2,892
* Lexmark International Inc. Class A	72,000	2,378
Oracle Corp.	107,988	2,317
* Micron Technology Inc.	242,700	2,061
* LSI Corp.	323,600	1,489

*	NetApp Inc.			28,900	1,078
*	Teradata Corp.			23,739	724
	QUALCOMM Inc.			17,857	586
*	Cognizant Technology Solutions Corp. Class A			9,100	456
	CA Inc.			23,663	435
*	Red Hat Inc.			7,600	220
*	BMC Software Inc.			5,700	197
	Broadcom Corp. Class A			5,600	185
*	JDS Uniphase Corp.			8,800	87
*	Advanced Micro Devices Inc.			11,400	84
	Jabil Circuit Inc.			5,500	73
	Molex Inc.			3,800	69
*	Teradyne Inc.			6,700	65
*	VeriSign Inc.			1,900	50
					108,719
Materials (3.2%)
	EI du Pont de Nemours & Co.			142,753	4,938
	Freeport-McMoRan Copper & Gold Inc.			77,700	4,594
	PPG Industries Inc.			58,700	3,546
	International Paper Co.			150,100	3,397
	Eastman Chemical Co.			28,900	1,542
	Ball Corp.			19,400	1,025
	Newmont Mining Corp.			1,400	87
					19,129
Telecommunication Services (2.5%)
	AT&T Inc.			500,435	12,106
	Verizon Communications Inc.			61,496	1,723
	Qwest Communications International Inc.			95,100	499
*	American Tower Corp. Class A			11,100	494
					14,822
Utilities (3.9%)
	Exelon Corp.			117,800	4,473
	Public Service Enterprise Group Inc.			128,000	4,010
	Entergy Corp.			50,300	3,602
	DTE Energy Co.			78,600	3,585
	Constellation Energy Group Inc.			101,000	3,257
	CMS Energy Corp.			99,238	1,454
	Nicor Inc.			26,700	1,081
	Integrys Energy Group Inc.			13,400	586
	CenterPoint Energy Inc.			41,300	544
	NiSource Inc.			25,500	370
					22,962
Total Common Stocks (Cost $605,149)					593,071
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.6%)
2	Vanguard Market Liquidity Fund	0.286%		9,760,018	9,760

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Freddie Mac Discount Notes		0.245%	9/21/10	400	400

Total Temporary Cash Investments (Cost $10,160)	10,160
Total Investments (101.6%) (Cost $615,309)	603,231
Other Assets and Liabilities-Net (-1.6%)	(9,418)
Net Assets (100%)	593,813
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	Sept 2010	14	719	(39)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Structured Large-Cap Equity Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	593,071	—	—
Temporary Cash Investments	9,760	400	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	602,826	400	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $615,309,000. Net unrealized depreciation of investment securities for tax purposes was $12,078,000, consisting of unrealized gains of $45,532,000 on securities that had risen in value since their purchase and $57,610,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.3%)
* Ford Motor Co.	214,162	2,159
McDonald's Corp.	30,431	2,005
Comcast Corp. Class A	110,891	1,926
Starbucks Corp.	72,200	1,754
TJX Cos. Inc.	39,900	1,674
Gap Inc.	77,900	1,516
Wyndham Worldwide Corp.	69,000	1,390
McGraw-Hill Cos. Inc.	46,900	1,320
Time Warner Cable Inc.	24,762	1,290
Ltd Brands Inc.	52,200	1,152
Time Warner Inc.	37,400	1,081
* Aeropostale Inc.	36,525	1,046
* Talbots Inc.	99,200	1,023
* DIRECTV Class A	28,600	970
Ross Stores Inc.	17,900	954
* Big Lots Inc.	29,000	931
Jarden Corp.	30,200	812
Gannett Co. Inc.	49,700	669
* Beazer Homes USA Inc.	183,100	665
* Tempur-Pedic International Inc.	21,400	658
DISH Network Corp. Class A	32,750	594
Whirlpool Corp.	6,700	588
DR Horton Inc.	55,300	544
Darden Restaurants Inc.	11,300	439
Cablevision Systems Corp. Class A	17,500	420
* Autoliv Inc.	8,100	388
* CEC Entertainment Inc.	10,504	370
* Dollar Tree Inc.	8,850	368
Comcast Corp.	22,000	361
* Valassis Communications Inc.	11,300	358
* TRW Automotive Holdings Corp.	12,663	349
* Warnaco Group Inc.	7,700	278
Viacom Inc. Class B	8,395	263
* Lincoln Educational Services Corp.	11,609	239
Service Corp. International	26,400	195
* AutoZone Inc.	700	135
H&R Block Inc.	6,300	99
* HSN Inc.	3,400	82
Advance Auto Parts Inc.	1,300	65
* Career Education Corp.	2,500	58
Brinker International Inc.	3,900	56
* Dana Holding Corp.	4,900	49
* Corinthian Colleges Inc.	3,500	35
		31,328
Consumer Staples (10.2%)
Wal-Mart Stores Inc.	79,065	3,801
Procter & Gamble Co.	49,451	2,966
Philip Morris International Inc.	49,550	2,271

General Mills Inc.	47,800	1,698
Coca-Cola Enterprises Inc.	62,500	1,616
Mead Johnson Nutrition Co.	30,732	1,540
Hershey Co.	31,400	1,505
Costco Wholesale Corp.	27,200	1,491
Dr Pepper Snapple Group Inc.	36,800	1,376
ConAgra Foods Inc.	53,000	1,236
* Whole Foods Market Inc.	33,300	1,200
Coca-Cola Co.	22,290	1,117
Estee Lauder Cos. Inc. Class A	19,100	1,064
Colgate-Palmolive Co.	13,230	1,042
PepsiCo Inc.	15,500	945
Lorillard Inc.	11,900	857
Sara Lee Corp.	37,400	527
Casey's General Stores Inc.	12,400	433
Clorox Co.	5,700	354
Sanderson Farms Inc.	6,100	310
Del Monte Foods Co.	18,600	268
Altria Group Inc.	9,800	196
Tyson Foods Inc. Class A	10,500	172
Nu Skin Enterprises Inc. Class A	5,800	145
* United Natural Foods Inc.	3,200	96
* Boston Beer Co. Inc. Class A	1,400	94
		28,320
Energy (10.3%)
Exxon Mobil Corp.	137,320	7,837
Chevron Corp.	68,665	4,660
Occidental Petroleum Corp.	25,840	1,994
Apache Corp.	23,140	1,948
ConocoPhillips	36,500	1,792
* Newfield Exploration Co.	32,900	1,607
Anadarko Petroleum Corp.	43,640	1,575
National Oilwell Varco Inc.	41,700	1,379
* FMC Technologies Inc.	23,100	1,216
Murphy Oil Corp.	20,600	1,021
Peabody Energy Corp.	21,700	849
* Rowan Cos. Inc.	32,200	706
Consol Energy Inc.	12,900	436
Schlumberger Ltd.	5,100	282
* James River Coal Co.	15,500	247
Ship Finance International Ltd.	13,100	234
El Paso Corp.	19,700	219
* Oil States International Inc.	4,200	166
Pioneer Natural Resources Co.	2,200	131
Southern Union Co.	3,700	81
* PHI Inc.	2,500	35
		28,415
Financials (17.3%)
Goldman Sachs Group Inc.	21,911	2,876
American Express Co.	60,020	2,383
Wells Fargo & Co.	87,570	2,242
JPMorgan Chase & Co.	55,936	2,048
Bank of America Corp.	138,645	1,992
PNC Financial Services Group Inc.	33,200	1,876
Capital One Financial Corp.	46,100	1,858
Travelers Cos. Inc.	37,500	1,847
US Bancorp	79,650	1,780

* Berkshire Hathaway Inc. Class B	20,700	1,650
Franklin Resources Inc.	17,700	1,525
Aflac Inc.	34,640	1,478
Unum Group	68,100	1,478
Assurant Inc.	42,100	1,461
Chubb Corp.	25,070	1,254
BOK Financial Corp.	25,300	1,201
New York Community Bancorp Inc.	69,030	1,054
BlackRock Inc.	7,000	1,004
Progressive Corp.	51,200	958
M&T Bank Corp.	10,500	892
Hudson City Bancorp Inc.	70,800	867
* World Acceptance Corp.	21,956	841
* CNA Financial Corp.	31,700	810
Vornado Realty Trust	11,100	810
NYSE Euronext	29,000	801
Ameriprise Financial Inc.	18,900	683
SL Green Realty Corp.	12,400	682
* SLM Corp.	64,500	670
* AmeriCredit Corp.	33,300	607
Moody's Corp.	30,100	600
American Financial Group Inc.	21,300	582
Simon Property Group Inc.	7,109	574
Nelnet Inc. Class A	29,600	571
Macerich Co.	15,087	563
* CB Richard Ellis Group Inc. Class A	38,300	521
Bank of Hawaii Corp.	9,600	464
Sun Communities Inc.	15,600	405
Mid-America Apartment Communities Inc.	7,800	401
Hospitality Properties Trust	18,500	390
Associated Estates Realty Corp.	29,300	379
* Citigroup Inc.	92,000	346
Highwoods Properties Inc.	11,929	331
CommonWealth REIT	42,800	266
Prudential Financial Inc.	4,300	231
Cullen/Frost Bankers Inc.	4,400	226
Pennsylvania Real Estate Investment Trust	16,495	202
Brandywine Realty Trust	18,200	196
Endurance Specialty Holdings Ltd.	5,000	188
Cash America International Inc.	5,000	171
Federated Investors Inc. Class B	7,800	161
U-Store-It Trust	15,500	116
Aspen Insurance Holdings Ltd.	4,400	109
First Citizens BancShares Inc.	400	77
CBL & Associates Properties Inc.	4,400	55
* TD Ameritrade Holding Corp.	3,316	51
* Arch Capital Group Ltd.	600	45
Montpelier Re Holdings Ltd.	2,900	43
* Santander BanCorp	3,400	43
Flagstone Reinsurance Holdings SA	3,600	39
City Holding Co.	1,300	36
Parkway Properties Inc.	2,200	32
International Bancshares Corp.	1,700	28
		48,070
Health Care (12.3%)
Johnson & Johnson	74,907	4,424
* Amgen Inc.	40,015	2,105

* Medco Health Solutions Inc.	36,585	2,015
McKesson Corp.	29,000	1,948
* WellPoint Inc.	36,750	1,798
Merck & Co. Inc.	48,983	1,713
AmerisourceBergen Corp. Class A	53,200	1,689
Eli Lilly & Co.	49,720	1,666
* Cephalon Inc.	26,100	1,481
UnitedHealth Group Inc.	50,675	1,439
* Forest Laboratories Inc.	52,300	1,435
Pfizer Inc.	100,464	1,433
Bristol-Myers Squibb Co.	50,452	1,258
* Warner Chilcott PLC Class A	50,800	1,161
* Mylan Inc.	62,411	1,063
* Waters Corp.	14,800	958
Universal Health Services Inc. Class B	23,200	885
CIGNA Corp.	28,100	873
* Humana Inc.	18,000	822
* DaVita Inc.	10,300	643
Quest Diagnostics Inc.	11,800	587
Cooper Cos. Inc.	12,700	505
* Lincare Holdings Inc.	11,250	366
Abbott Laboratories	6,500	304
* Emergency Medical Services Corp. Class A	5,376	264
* Life Technologies Corp.	5,000	236
* Mettler-Toledo International Inc.	2,100	234
* Health Management Associates Inc. Class A	20,000	155
* Bruker Corp.	9,500	115
* Catalyst Health Solutions Inc.	2,400	83
Perrigo Co.	1,200	71
* Affymetrix Inc.	11,800	70
* Endo Pharmaceuticals Holdings Inc.	2,500	54
* Par Pharmaceutical Cos. Inc.	1,800	47
* King Pharmaceuticals Inc.	6,000	45
* Community Health Systems Inc.	1,200	41
		33,986
Industrials (10.8%)
United Technologies Corp.	42,140	2,735
3M Co.	33,730	2,664
United Parcel Service Inc. Class B	40,800	2,321
General Electric Co.	159,380	2,298
Lockheed Martin Corp.	21,150	1,576
Cummins Inc.	24,000	1,563
Joy Global Inc.	31,100	1,558
General Dynamics Corp.	25,400	1,488
CSX Corp.	29,637	1,471
Northrop Grumman Corp.	24,230	1,319
Honeywell International Inc.	29,424	1,148
Waste Management Inc.	31,300	979
* Delta Air Lines Inc.	78,600	924
Raytheon Co.	18,000	871
* Oshkosh Corp.	26,600	829
* Avis Budget Group Inc.	81,100	796
ITT Corp.	16,500	741
* General Cable Corp.	22,700	605
FedEx Corp.	7,400	519
L-3 Communications Holdings Inc.	7,100	503
* EMCOR Group Inc.	19,600	454

RR Donnelley & Sons Co.	27,100	444
Rockwell Automation Inc.	6,500	319
Pitney Bowes Inc.	14,300	314
Southwest Airlines Co.	25,600	284
Hubbell Inc. Class B	6,200	246
Parker Hannifin Corp.	4,200	233
* Owens Corning	7,000	209
Avery Dennison Corp.	6,500	209
* EnerSys	3,500	75
* Genco Shipping & Trading Ltd.	4,300	65
Carlisle Cos. Inc.	1,400	51
Caterpillar Inc.	800	48
* Dollar Thrifty Automotive Group Inc.	660	28
		29,887
Information Technology (17.5%)
* Apple Inc.	27,220	6,847
Microsoft Corp.	239,697	5,515
International Business Machines Corp.	43,042	5,315
* Google Inc. Class A	8,390	3,733
Hewlett-Packard Co.	79,599	3,445
* Cisco Systems Inc.	91,950	1,959
Activision Blizzard Inc.	141,100	1,480
* Red Hat Inc.	50,600	1,464
* Marvell Technology Group Ltd.	86,300	1,360
* Micron Technology Inc.	149,900	1,273
Intel Corp.	64,790	1,260
Texas Instruments Inc.	52,870	1,231
* Seagate Technology	93,803	1,223
* Symantec Corp.	87,200	1,210
* Rovi Corp.	31,600	1,198
* Western Digital Corp.	37,900	1,143
* VMware Inc. Class A	16,100	1,008
Computer Sciences Corp.	19,500	882
* Teradata Corp.	25,700	783
* Agilent Technologies Inc.	22,500	640
Oracle Corp.	25,948	557
Xilinx Inc.	21,600	546
* SanDisk Corp.	11,600	488
Earthlink Inc.	58,000	462
* Lexmark International Inc. Class A	12,800	423
Opnet Technologies Inc.	21,000	309
* Motorola Inc.	46,600	304
* Hewitt Associates Inc. Class A	8,400	290
* Plexus Corp.	9,900	265
* Acxiom Corp.	14,800	217
* NetApp Inc.	5,600	209
* TIBCO Software Inc.	16,400	198
* Radisys Corp.	16,700	159
* Fairchild Semiconductor International Inc. Class A	16,900	142
* Sybase Inc.	1,962	127
KLA-Tencor Corp.	4,300	120
* Power-One Inc.	17,100	115
* Veeco Instruments Inc.	2,800	96
* Saba Software Inc.	16,100	83
* Teradyne Inc.	8,500	83
* Advanced Micro Devices Inc.	11,200	82
* RF Micro Devices Inc.	15,900	62

Jabil Circuit Inc.	4,600	61
* Lattice Semiconductor Corp.	13,400	58
* Vishay Intertechnology Inc.	6,500	50
* Manhattan Associates Inc.	1,500	41
MAXIMUS Inc.	700	41
* Quest Software Inc.	2,100	38
* LSI Corp.	4,800	22
		48,617
Materials (3.9%)
EI du Pont de Nemours & Co.	59,880	2,071
Freeport-McMoRan Copper & Gold Inc.	32,700	1,934
International Paper Co.	64,400	1,457
Ashland Inc.	29,700	1,379
Ball Corp.	21,700	1,146
Celanese Corp. Class A	29,600	737
Eastman Chemical Co.	12,100	646
Lubrizol Corp.	6,800	546
* Clearwater Paper Corp.	5,200	285
Innophos Holdings Inc.	8,500	222
Rock-Tenn Co. Class A	4,200	209
* Solutia Inc.	4,600	60
Domtar Corp.	900	44
Walter Energy Inc.	600	36
Reliance Steel & Aluminum Co.	800	29
		10,801
Telecommunication Services (2.3%)
AT&T Inc.	197,829	4,785
* American Tower Corp. Class A	11,300	503
Verizon Communications Inc.	16,457	461
* tw telecom inc Class A	20,000	334
Qwest Communications International Inc.	34,600	182
* NII Holdings Inc.	1,400	45
		6,310
Utilities (3.9%)
Exelon Corp.	49,340	1,873
Public Service Enterprise Group Inc.	56,800	1,779
DTE Energy Co.	34,700	1,583
Constellation Energy Group Inc.	48,900	1,577
Entergy Corp.	13,900	995
CMS Energy Corp.	33,400	489
FirstEnergy Corp.	12,000	423
Edison International	12,440	395
NiSource Inc.	25,700	373
IDACORP Inc.	10,000	333
Oneok Inc.	7,400	320
Integrys Energy Group Inc.	5,900	258
National Fuel Gas Co.	3,200	147
CenterPoint Energy Inc.	6,700	88
Hawaiian Electric Industries Inc.	2,500	57
Nicor Inc.	1,300	53
Southwest Gas Corp.	1,700	50
Piedmont Natural Gas Co. Inc.	1,900	48
		10,841
Total Common Stocks (Cost $268,508)		276,575

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.4%)[1]
Money Market Fund (2.3%)
2 Vanguard Market Liquidity Fund	0.286%		6,359,388	6,359

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Freddie Mac Discount Notes	0.240%	9/7/10	70	70
[3,4] Freddie Mac Discount Notes	0.245%	9/21/10	25	25
[3,4] Freddie Mac Discount Notes	0.320%	10/25/10	100	100
				195
Total Temporary Cash Investments (Cost $6,554)				6,554
Total Investments (102.2%) (Cost $275,062)				283,129
Other Assets and Liabilities-Net (-2.2%)				(6,156)
Net Assets (100%)				276,973
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 2.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $195,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Structured Broad Market Fund

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	Sept 2010	3	154	(4)
S&P 500 Index	Sept 2010	1	257	(7)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	276,575	—	—
Temporary Cash Investments	6,359	195	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	282,930	195	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $275,062,000. Net unrealized appreciation of investment securities for tax purposes was $8,067,000, consisting of unrealized gains of $28,870,000 on securities that had risen in value since their purchase and $20,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.3%)
McDonald's Corp.	8,864	584
* Ford Motor Co.	48,200	486
TJX Cos. Inc.	9,250	388
Starbucks Corp.	15,900	386
* DIRECTV Class A	9,900	336
Ross Stores Inc.	5,700	304
Gap Inc.	14,850	289
Mattel Inc.	13,400	284
Ltd Brands Inc.	12,000	265
Darden Restaurants Inc.	6,500	253
* TRW Automotive Holdings Corp.	8,300	229
Macy's Inc.	12,300	220
Target Corp.	4,420	217
* Aeropostale Inc.	7,500	215
* Amazon.com Inc.	1,500	164
Home Depot Inc.	5,100	143
McGraw-Hill Cos. Inc.	4,800	135
* Panera Bread Co. Class A	1,600	120
Yum! Brands Inc.	2,800	109
H&R Block Inc.	6,900	108
Omnicom Group Inc.	2,202	76
Whirlpool Corp.	800	70
Williams-Sonoma Inc.	2,500	62
* AutoZone Inc.	320	62
Comcast Corp.	3,300	54
Advance Auto Parts Inc.	900	45
* ITT Educational Services Inc.	400	33
Phillips-Van Heusen Corp.	460	21
* Dollar Tree Inc.	450	19
Hillenbrand Inc.	800	17
* Harman International Industries Inc.	400	12
* Career Education Corp.	500	12
Wyndham Worldwide Corp.	500	10
		5,728
Consumer Staples (11.0%)
Wal-Mart Stores Inc.	15,357	738
Coca-Cola Co.	12,948	649
Philip Morris International Inc.	12,869	590
PepsiCo Inc.	7,701	469
Hershey Co.	5,900	283
Procter & Gamble Co.	4,703	282
Estee Lauder Cos. Inc. Class A	5,000	279
Colgate-Palmolive Co.	3,405	268
Walgreen Co.	7,510	200
Kimberly-Clark Corp.	2,800	170
Sysco Corp.	5,094	146
Mead Johnson Nutrition Co.	2,803	140
Altria Group Inc.	5,269	106

Campbell Soup Co.	2,600	93
General Mills Inc.	2,400	85
* Smithfield Foods Inc.	5,500	82
Coca-Cola Enterprises Inc.	2,400	62
Sara Lee Corp.	4,200	59
CVS Caremark Corp.	1,384	41
		4,742
Energy (9.6%)
Exxon Mobil Corp.	33,973	1,939
ConocoPhillips	9,000	442
Schlumberger Ltd.	5,200	288
Chevron Corp.	4,100	278
Peabody Energy Corp.	6,200	243
Frontline Ltd./Bermuda	7,300	208
* FMC Technologies Inc.	3,400	179
El Paso Corp.	14,800	164
EXCO Resources Inc.	9,600	140
* Whiting Petroleum Corp.	1,700	133
Consol Energy Inc.	1,950	66
Diamond Offshore Drilling Inc.	300	19
* Oceaneering International Inc.	400	18
Massey Energy Co.	577	16
		4,133
Financials (5.5%)
Franklin Resources Inc.	3,100	267
American Express Co.	6,427	255
Endurance Specialty Holdings Ltd.	6,600	248
Capital One Financial Corp.	6,100	246
Hudson City Bancorp Inc.	19,600	240
Goldman Sachs Group Inc.	1,816	238
* CNA Financial Corp.	8,700	222
Aflac Inc.	3,969	169
Jones Lang LaSalle Inc.	1,700	112
Vornado Realty Trust	1,300	95
Public Storage	600	53
Simon Property Group Inc.	651	52
Digital Realty Trust Inc.	700	40
* TD Ameritrade Holding Corp.	2,500	38
* CB Richard Ellis Group Inc. Class A	2,400	33
Federated Investors Inc. Class B	900	19
BlackRock Inc.	100	14
Rayonier Inc.	300	13
Jefferies Group Inc.	600	13
Ameriprise Financial Inc.	300	11
BOK Financial Corp.	100	5
		2,383
Health Care (11.6%)
Abbott Laboratories	11,469	537
* Medco Health Solutions Inc.	8,290	457
AmerisourceBergen Corp. Class A	10,360	329
McKesson Corp.	4,740	318
Johnson & Johnson	5,212	308
Perrigo Co.	5,000	295
* Hospira Inc.	4,500	259
Bristol-Myers Squibb Co.	10,181	254
* Humana Inc.	5,500	251
* Amgen Inc.	4,700	247

CIGNA Corp.	7,700	239
* Cephalon Inc.	4,038	229
* WellPoint Inc.	4,100	201
Baxter International Inc.	4,142	168
* Waters Corp.	2,400	155
Eli Lilly & Co.	4,600	154
Medtronic Inc.	4,240	154
* Community Health Systems Inc.	4,000	135
* Gilead Sciences Inc.	3,070	105
Quest Diagnostics Inc.	1,200	60
* Dendreon Corp.	1,200	39
* Mylan Inc.	2,100	36
* Valeant Pharmaceuticals International	600	31
* Health Management Associates Inc. Class A	2,600	20
Universal Health Services Inc. Class B	400	15
* Bio-Rad Laboratories Inc. Class A	100	9
		5,005
Industrials (13.1%)
3M Co.	8,926	705
United Parcel Service Inc. Class B	9,747	554
Caterpillar Inc.	8,700	523
United Technologies Corp.	6,482	421
Deere & Co.	7,200	401
Cummins Inc.	4,800	313
* Delta Air Lines Inc.	22,900	269
Honeywell International Inc.	6,380	249
Carlisle Cos. Inc.	6,500	235
Southwest Airlines Co.	20,300	226
Joy Global Inc.	4,500	225
Northrop Grumman Corp.	4,000	218
Raytheon Co.	4,204	203
Rockwell Automation Inc.	3,300	162
Lockheed Martin Corp.	2,004	149
RR Donnelley & Sons Co.	8,700	142
* Owens Corning	4,200	126
Waste Management Inc.	3,458	108
Boeing Co.	1,200	75
Pitney Bowes Inc.	3,200	70
Flowserve Corp.	500	42
General Electric Co.	2,900	42
Iron Mountain Inc.	1,700	38
Emerson Electric Co.	846	37
* Navistar International Corp.	400	20
* URS Corp.	500	20
* Alliant Techsystems Inc.	300	19
* WESCO International Inc.	500	17
Avery Dennison Corp.	400	13
Crane Co.	400	12
* Armstrong World Industries Inc.	200	6
		5,640
Information Technology (30.6%)
* Apple Inc.	7,512	1,889
International Business Machines Corp.	12,507	1,544
Microsoft Corp.	52,485	1,208
* Google Inc. Class A	2,385	1,061
* Cisco Systems Inc.	47,050	1,003
Hewlett-Packard Co.	20,677	895

Oracle Corp.	31,396	674
Intel Corp.	21,920	426
QUALCOMM Inc.	10,903	358
Texas Instruments Inc.	15,261	355
* Agilent Technologies Inc.	10,200	290
* Rovi Corp.	7,100	269
* Marvell Technology Group Ltd.	17,000	268
* Red Hat Inc.	8,900	258
* Western Digital Corp.	8,400	253
* Symantec Corp.	18,100	251
* VMware Inc. Class A	3,900	244
* Micron Technology Inc.	27,200	231
* Teradata Corp.	7,400	226
* Seagate Technology	16,834	220
* Vishay Intertechnology Inc.	20,300	157
Jabil Circuit Inc.	11,000	146
* Advanced Micro Devices Inc.	19,100	140
Mastercard Inc. Class A	700	140
Visa Inc. Class A	1,600	113
Activision Blizzard Inc.	10,300	108
Xilinx Inc.	2,500	63
* BMC Software Inc.	1,610	56
CA Inc.	2,800	52
* EMC Corp.	2,800	51
* eBay Inc.	2,400	47
* NetApp Inc.	900	34
* Alliance Data Systems Corp.	500	30
Global Payments Inc.	800	29
* Hewitt Associates Inc. Class A	800	28
* ON Semiconductor Corp.	4,200	27
* Intuit Inc.	700	24
* NeuStar Inc. Class A	800	16
* Cypress Semiconductor Corp.	1,100	11
		13,195
Materials (4.1%)
Freeport-McMoRan Copper & Gold Inc.	5,800	343
EI du Pont de Nemours & Co.	9,500	329
Walter Energy Inc.	3,600	219
Ashland Inc.	4,500	209
Praxair Inc.	2,070	157
Lubrizol Corp.	1,900	153
Monsanto Co.	2,027	94
Celanese Corp. Class A	3,270	81
Newmont Mining Corp.	900	55
Sherwin-Williams Co.	800	55
* Pactiv Corp.	1,200	33
* Owens-Illinois Inc.	600	16
Ball Corp.	200	11
		1,755
Telecommunication Services (0.3%)
* American Tower Corp. Class A	1,800	80
* tw telecom inc Class A	3,800	63
		143
Utilities (0.7%)
Constellation Energy Group Inc.	7,600	245
Integrys Energy Group Inc.	1,400	61

Exelon Corp.			172	7
				313
Total Common Stocks (Cost $40,041)				43,037
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity Fund	0.286%		101,045	101

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.340%	3/1/11	50	50
Total Temporary Cash Investments (Cost $151)				151
Total Investments (100.1%) (Cost $40,192)				43,188
Other Assets and Liabilities-Net (-0.1%)				(51)
Net Assets (100%)				43,137
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Structured Large-Cap Growth Fund

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	Sept 2010	2	103	(6)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	43,037	—	—
Temporary Cash Investments	101	50	—
Futures Contracts — Liabilities[1]	(1)	—	—
Total	43,137	50	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $40,192,000. Net unrealized appreciation of investment securities for tax purposes was $2,996,000, consisting of unrealized gains of $5,304,000 on securities that had risen in value since their purchase and $2,308,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Value Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (8.1%)
Time Warner Inc.	17,140	496
Comcast Corp. Class A	25,876	449
Time Warner Cable Inc.	8,400	438
Walt Disney Co.	9,490	299
Gannett Co. Inc.	20,000	269
* DIRECTV Class A	7,700	261
* Ford Motor Co.	25,700	259
Gap Inc.	12,900	251
Wyndham Worldwide Corp.	12,200	246
Ltd Brands Inc.	10,700	236
Comcast Corp.	11,200	184
DR Horton Inc.	14,900	147
Cablevision Systems Corp. Class A	5,000	120
Whirlpool Corp.	1,300	114
* TRW Automotive Holdings Corp.	1,253	35
News Corp. Class A	2,610	31
* Autoliv Inc.	600	29
* Liberty Media Corp. - Interactive	2,700	28
DISH Network Corp. Class A	900	16
		3,908
Consumer Staples (10.7%)
Procter & Gamble Co.	28,615	1,716
Altria Group Inc.	20,700	415
Wal-Mart Stores Inc.	8,400	404
General Mills Inc.	9,800	348
Dr Pepper Snapple Group Inc.	9,000	337
Mead Johnson Nutrition Co.	6,096	306
Hershey Co.	6,100	292
Tyson Foods Inc. Class A	16,800	275
Sara Lee Corp.	18,800	265
Coca-Cola Enterprises Inc.	9,800	253
Kraft Foods Inc.	5,476	153
SUPERVALU Inc.	11,000	119
PepsiCo Inc.	1,800	110
CVS Caremark Corp.	1,900	56
* BJ's Wholesale Club Inc.	1,400	52
Reynolds American Inc.	900	47
Kimberly-Clark Corp.	300	18
* NBTY Inc.	500	17
		5,183
Energy (11.1%)
Chevron Corp.	21,090	1,431
Occidental Petroleum Corp.	9,300	717
ConocoPhillips	13,574	666
Apache Corp.	5,900	497
Devon Energy Corp.	7,900	481
Spectra Energy Corp.	18,800	377
Williams Cos. Inc.	17,100	313

* Newfield Exploration Co.	5,700	279
Anadarko Petroleum Corp.	5,450	197
EXCO Resources Inc.	10,800	158
National Oilwell Varco Inc.	4,400	146
Chesapeake Energy Corp.	2,900	61
El Paso Corp.	2,800	31
Massey Energy Co.	635	17
Exxon Mobil Corp.	283	16
		5,387
Financials (27.6%)
JPMorgan Chase & Co.	41,880	1,533
Wells Fargo & Co.	43,265	1,108
Bank of America Corp.	77,035	1,107
* Berkshire Hathaway Inc. Class B	12,100	964
Goldman Sachs Group Inc.	6,325	830
US Bancorp	28,869	645
PNC Financial Services Group Inc.	9,200	520
Travelers Cos. Inc.	9,400	463
* Citigroup Inc.	118,188	444
Chubb Corp.	8,300	415
Unum Group	14,900	323
M&T Bank Corp.	3,600	306
Torchmark Corp.	5,800	287
Assurant Inc.	8,000	278
Franklin Resources Inc.	3,100	267
* CNA Financial Corp.	10,200	261
Raymond James Financial Inc.	10,400	257
Vornado Realty Trust	3,421	250
Hudson City Bancorp Inc.	20,000	245
Simon Property Group Inc.	2,905	235
* AmeriCredit Corp.	11,900	217
American Financial Group Inc.	7,400	202
SL Green Realty Corp.	3,600	198
BlackRock Inc.	1,300	186
Macerich Co.	4,341	162
Bank of Hawaii Corp.	3,330	161
Ventas Inc.	3,400	160
Ameriprise Financial Inc.	4,300	155
Jefferies Group Inc.	6,900	145
New York Community Bancorp Inc.	9,000	137
Annaly Capital Management Inc.	7,100	122
Unitrin Inc.	4,400	113
NYSE Euronext	3,700	102
CommonWealth REIT	16,100	100
BOK Financial Corp.	1,700	81
Hospitality Properties Trust	3,600	76
Brandywine Realty Trust	6,400	69
CME Group Inc.	200	56
Rayonier Inc.	1,000	44
Equity Residential	880	37
Progressive Corp.	1,800	34
White Mountains Insurance Group Ltd.	100	32
Prudential Financial Inc.	500	27
Erie Indemnity Co. Class A	500	23
Allstate Corp.	750	21
Bank of New York Mellon Corp.	400	10

Morgan Stanley	290	7
		13,415
Health Care (13.2%)
Johnson & Johnson	16,590	980
Pfizer Inc.	59,631	850
Merck & Co. Inc.	20,433	715
Bristol-Myers Squibb Co.	25,529	637
* Thermo Fisher Scientific Inc.	8,000	392
McKesson Corp.	5,500	369
* WellPoint Inc.	7,490	366
UnitedHealth Group Inc.	11,700	332
* Watson Pharmaceuticals Inc.	6,900	280
AmerisourceBergen Corp. Class A	8,800	279
Eli Lilly & Co.	7,930	266
* Mylan Inc.	14,600	249
* Amgen Inc.	3,700	195
* Forest Laboratories Inc.	5,500	151
Universal Health Services Inc. Class B	3,000	114
* LifePoint Hospitals Inc.	2,300	72
* Humana Inc.	1,500	69
CIGNA Corp.	2,100	65
* Endo Pharmaceuticals Holdings Inc.	1,500	33
		6,414
Industrials (8.7%)
General Electric Co.	92,450	1,333
CSX Corp.	7,700	382
Northrop Grumman Corp.	6,850	373
FedEx Corp.	4,600	322
United Technologies Corp.	4,700	305
Raytheon Co.	5,800	281
Joy Global Inc.	5,000	250
* Oshkosh Corp.	5,600	174
RR Donnelley & Sons Co.	10,200	167
Pitney Bowes Inc.	6,400	141
* Owens Corning	4,500	135
Boeing Co.	2,100	132
ITT Corp.	2,000	90
Cummins Inc.	600	39
Hubbell Inc. Class B	900	36
* URS Corp.	900	35
Union Pacific Corp.	200	14
General Dynamics Corp.	180	11
		4,220
Information Technology (4.7%)
Intel Corp.	22,700	441
Microsoft Corp.	15,500	357
Computer Sciences Corp.	6,200	281
* Micron Technology Inc.	30,900	262
* Lexmark International Inc. Class A	7,800	258
* eBay Inc.	10,800	212
* Western Digital Corp.	5,400	163
CA Inc.	6,700	123
* Tech Data Corp.	1,800	64
AVX Corp.	4,300	55
* LSI Corp.	10,000	46

*	Seagate Technology	500	6
2,268
Materials (3.1%)
EI du Pont de Nemours & Co.	12,900	446
International Paper Co.	12,600	285
Freeport-McMoRan Copper & Gold Inc.	4,400	260
Eastman Chemical Co.	3,300	176
Reliance Steel & Aluminum Co.	4,500	163
Sonoco Products Co.	5,300	161
Dow Chemical Co.	910	22
1,513
Telecommunication Services (4.8%)
AT&T Inc.	64,513	1,561
Verizon Communications Inc.	18,140	508
*	Sprint Nextel Corp.	42,700	181
Qwest Communications International Inc.	15,700	83
*	NII Holdings Inc.	400	13
*	United States Cellular Corp.	200	8
2,354
Utilities (7.8%)
Exelon Corp.	12,000	456
Public Service Enterprise Group Inc.	12,700	398
DTE Energy Co.	7,100	324
Oneok Inc.	6,900	298
Entergy Corp.	4,000	286
NiSource Inc.	19,400	281
Integrys Energy Group Inc.	6,100	267
Constellation Energy Group Inc.	8,000	258
Atmos Energy Corp.	9,200	249
Dominion Resources Inc.	6,200	240
National Fuel Gas Co.	5,000	229
CenterPoint Energy Inc.	17,000	224
CMS Energy Corp.	7,400	108
NSTAR	2,900	102
Edison International	1,500	48
3,768
Total Common Stocks (Cost $50,272)	48,430
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.3%)
2	Vanguard Market Liquidity Fund	0.286%	627,000	627

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.2%)
[3,4] Fannie Mae Discount Notes	0.340%	3/1/11	100	100
Total Temporary Cash Investments (Cost $728)	727
Total Investments (101.3%) (Cost $51,000)	49,157
Other Assets and Liabilities-Net (-1.3%)	(651)
Net Assets (100%)	48,506
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	Sept 2010	1	51	(2)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Structured Large-Cap Value Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	48,430	—	—
Temporary Cash Investments	627	100	—
Futures Contracts — Liabilities[1]	—	—	—
Total	49,057	100	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2010, the cost of investment securities for tax purposes was $51,000,000. Net unrealized depreciation of investment securities for tax purposes was $1,843,000, consisting of unrealized gains of $3,113,000 on securities that had risen in value since their purchase and $4,955,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010
VANGUARD QUANTITATIVE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.